Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net income	$ 450	$ 584	$ 551	$ 1,180
Other comprehensive (loss) income, net of tax:
Post-employment benefits	0	4	9	5
Hedge instruments	0	(8)	14	(3)
Translation adjustments and other	(110)	31	(26)	118
Other comprehensive (loss) income, net of tax	(110)	27	(3)	120
Comprehensive income	340	611	548	1,300
Less: Comprehensive income attributable to non-controlling interests	(181)	(301)	(260)	(681)
Comprehensive income attributable to Icahn Enterprises Holdings	159	310	288	619
Limited partner [Member]
Other comprehensive (loss) income, net of tax:
Comprehensive income attributable to Icahn Enterprises Holdings	157	307	285	613
General partner [Member]
Other comprehensive (loss) income, net of tax:
Comprehensive income attributable to Icahn Enterprises Holdings	$ 2	$ 3	$ 3	$ 6